REVENUE (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHY

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Quarter ended		Year-to-date period ended
Revenue by Phase in Well’s Lifecycle:	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Production Services	$148,292	$97,160	$420,516	$284,631
Drilling and Evaluation Services	70,131	64,446	200,455	188,578
Total revenue by phase in well’s life cycle	$218,423	$161,606	$620,971	$473,209